COLLABORATION ARRANGEMENTS (Details)	1 Months Ended				6 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($)	May 31, 2019	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Apr. 30, 2022 USD ($)	Feb. 28, 2021 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative
Revenues						$ 17,295,745
Guilin Sanjin Pharmaceutical Co., Ltd. License Agreement
Collaborative Arrangement and Arrangement Other than Collaborative
Upfront cash payment received			$ 1,511,168	¥ 10,000,000
Agreed period for not to grant rights associated with antibodies to third parties			3 years	3 years
Revenues					$ 0	0
Dragon Boat Biopharmaceutical (Shanghai) Limited License Agreement
Collaborative Arrangement and Arrangement Other than Collaborative
Agreed period for not to grant rights associated with antibodies to third parties		3 years
Revenues					0	0		$ 620,011	¥ 4,000,000
Milestone payment received								620,011	¥ 4,000,000
Exelixis Inc Agreement
Collaborative Arrangement and Arrangement Other than Collaborative
Upfront cash payment received							$ 1,100,000	11,000,000
Revenues					0	9,600,000
Milestone payment received						3,000,000
Payment of upfront-refundable fee										$ 1,100,000	$ 11,000,000
Milestone payments receivable based on development and regulatory milestones											127,500,000
Milestone payments receivable based on sales											$ 262,500,000
Upfront fee received						5,500,000		5,500,000
Milestone fee received						3,000,000		3,000,000
Exelixis Inc Agreement | Delivery of data packages and achievement of initial target milestone
Collaborative Arrangement and Arrangement Other than Collaborative
Revenues						8,500,000		$ 8,500,000
Exelixis Inc Agreement | Delivery of additional masked antibodies
Collaborative Arrangement and Arrangement Other than Collaborative
Revenues						1,100,000
Sanofi Agreement
Collaborative Arrangement and Arrangement Other than Collaborative
Upfront cash payment received	$ 17,500,000						$ 17,500,000
Revenues					$ 0	$ 7,694,360
Milestone payments receivable based on development and regulatory milestones	173,500,000
Milestone payments receivable based on sales	$ 450,000,000